Business Combinations (Tables)	9 Months Ended
Sep. 30, 2021
Business Combinations [Abstract]
Schedule of fair value estimates for the intangible assets acquired
	Fair value	Amortization period (years)

Tangible Assets, net	$1,448

Intangible assets:
Technology - Materials	1,795	6.5
Technology - Systems	1,767	8.5
Harvard License	1,000	8.5
Goodwill	8,981	Infinite

Total purchase price	$14,991